17 Property, Plant and Equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint operations [line items]
Joint operations	R$ 1,393,501	R$ 1,423,708
In Progress [Member]
Disclosure of joint operations [line items]
Joint operations	R$ 722,795	717,599
In Progress [Member] | HPP Baixo Iguacu [Member]
Disclosure of joint operations [line items]
Share	30.00%
Joint operations	R$ 49,240	717,599
In Progress [Member] | Accumulated Depreciation [Member]
Disclosure of joint operations [line items]
Annual average depreciation rate	3.27%
Joint operations	R$ (19,038)
In Service [Member]
Disclosure of joint operations [line items]
Joint operations	670,706	683,371
In Service [Member] | HPP Baixo Iguacu [Member]
Disclosure of joint operations [line items]
Joint operations	R$ 692,593
In Service [Member] | Accumulated Depreciation [Member]
Disclosure of joint operations [line items]
Annual average depreciation rate	3.43%
Joint operations	R$ (206,000)	(176,546)
In Service [Member] | HPP Maua (Consorcio Energetico Cruzeiro do Sul) [Member]
Disclosure of joint operations [line items]
Share	51.00%
Joint operations	R$ 859,917	R$ 859,917